USAA
EAGLE
LOGO (R)
USAA GLOBAL OPPORTUNITIES FUND
SUPPLEMENT DATED MAY 10, 2010
TO THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

The following information supersedes certain information in the Global Opportunities Fund’s (the Fund) Prospectus and Statement of Additional Information (SAI).

Effective May 3, 2010, Mika Toikka (see biography below) joined the Credit Suisse Quantitative Equities Group and serves as the lead manager for the portion of the Fund managed by Credit Suisse. Jordan Low is no longer a member of the group. The information relating to Mr. Low found in the Fund’s Prospectus and SAI is hereby deleted.

Mika Toikka, managing director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010, he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading. Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group. Education: M.S. in Applied Economics, University of California Santa Cruz and bachelors degree in Economics, University of California at Davis.

94231-0510

USAA
EAGLE
LOGO (R)
USAA CORNERSTONE STRATEGY FUND
SUPPLEMENT DATED MAY 10, 2010
TO THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 1, 2009

The following information supersedes certain information in the Cornerstone Strategy Fund’s (the Fund) Prospectus and Statement of Additional Information.

Effective May 3, 2010, Mika Toikka (see biography below) joined the Credit Suisse Quantitative Equities Group and serves as the lead manager for the portion of the Fund managed by Credit Suisse. Jordan Low is no longer a member of the group. The information relating to Mr. Low found in the Fund’s Prospectus and SAI is hereby deleted.

Mika Toikka, managing director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010, he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading. Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group. Education: M.S. in Applied Economics, University of California Santa Cruz and bachelors degree in Economics, University of California at Davis.

94232-0510

USAA
EAGLE
LOGO (R)
USAA FIRST START GROWTH FUND
SUPPLEMENT DATED MAY 10, 2010
TO THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2009

The following information supersedes certain information in the First Start Growth Fund’s (the Fund) Prospectus and Statement of Additional Information.

Effective May 3, 2010, Mika Toikka (see biography below) joined the Credit Suisse Quantitative Equities Group and serves as the lead manager for the portion of the Fund managed by Credit Suisse. Jordan Low is no longer a member of the group. The information relating to Mr. Low found in the Fund’s Prospectus and SAI is hereby deleted.

Mika Toikka, managing director, is Global Head of Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010, he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading. Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group. Education: M.S. in Applied Economics, University of California Santa Cruz and bachelors degree in Economics, University of California at Davis.

94233-0510